Risk Management - Disclosure of net interest income sensitivity (AEaR) by currency (Details) - Net interest income - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Interest rate risk
Disclosure of operating segments [line items]
Increase (decrease) in profit for the year due to reasonable possibly increase	£ (33)	£ (11)
Increase (decrease) in profit for the year due to reasonably possible decrease	31	10
GBP
Disclosure of operating segments [line items]
Increase (decrease) in profit for the year due to reasonable possibly increase	4	27
Increase (decrease) in profit for the year due to reasonably possible decrease	(6)	(28)
USD
Disclosure of operating segments [line items]
Increase (decrease) in profit for the year due to reasonable possibly increase	(41)	(29)
Increase (decrease) in profit for the year due to reasonably possible decrease	41	29
EUR
Disclosure of operating segments [line items]
Increase (decrease) in profit for the year due to reasonable possibly increase	(5)	(6)
Increase (decrease) in profit for the year due to reasonably possible decrease	4	6
Other currencies
Disclosure of operating segments [line items]
Increase (decrease) in profit for the year due to reasonable possibly increase	9	(3)
Increase (decrease) in profit for the year due to reasonably possible decrease	£ (8)	£ 3